Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) In Thousands, unless otherwise specified							0 Months Ended																				0 Months Ended																12 Months Ended										0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	May 31, 2014 Aipu Group USD ($)	May 31, 2014 Aipu Group CNY	May 31, 2014 Aipu Group USD ($)	May 31, 2014 Aipu Group CNY	May 31, 2014 Aipu Group Customer Relationships USD ($)	May 31, 2014 Aipu Group Customer Relationships CNY	May 31, 2014 Aipu Group Trade Names USD ($)	May 31, 2014 Aipu Group Trade Names CNY	May 31, 2014 Aipu Group Property management relationship USD ($)	May 31, 2014 Aipu Group Property management relationship CNY	May 31, 2014 Aipu Group Non-complete agreement USD ($)	May 31, 2014 Aipu Group Non-complete agreement CNY	May 31, 2014 Aipu Group Supplier Relationships USD ($)	May 31, 2014 Aipu Group Supplier Relationships CNY	May 31, 2014 Aipu Group Licenses USD ($)	May 31, 2014 Aipu Group Licenses CNY	May 31, 2014 Aipu Group Purchased software USD ($)	May 31, 2014 Aipu Group Purchased software CNY	May 31, 2014 Aipu Group Land Use Rights [Member] USD ($)	May 31, 2014 Aipu Group Land Use Rights [Member] CNY	Aug. 10, 2014 Dermot Entities USD ($)	Aug. 10, 2014 Dermot Entities CNY	Aug. 10, 2014 Dermot Entities USD ($)	Aug. 10, 2014 Dermot Entities CNY	Aug. 10, 2014 Dermot Entities Customer Relationships USD ($)	Aug. 10, 2014 Dermot Entities Customer Relationships CNY	Aug. 10, 2014 Dermot Entities Trade Names USD ($)	Aug. 10, 2014 Dermot Entities Trade Names CNY	Aug. 10, 2014 Dermot Entities Supplier Relationships USD ($)	Aug. 10, 2014 Dermot Entities Supplier Relationships CNY	Aug. 10, 2014 Dermot Entities Licenses USD ($)	Aug. 10, 2014 Dermot Entities Licenses CNY	Aug. 10, 2014 Dermot Entities Purchased software USD ($)	Aug. 10, 2014 Dermot Entities Purchased software CNY	Aug. 10, 2014 Dermot Entities Contract Backlog USD ($)	Aug. 10, 2014 Dermot Entities Contract Backlog CNY	Dec. 31, 2014 Other acquisitions USD ($)	Dec. 31, 2014 Other acquisitions CNY	Dec. 31, 2014 Other acquisitions Customer Relationships USD ($)	Dec. 31, 2014 Other acquisitions Customer Relationships CNY	Dec. 31, 2014 Other acquisitions Non-complete agreement USD ($)	Dec. 31, 2014 Other acquisitions Non-complete agreement CNY	Dec. 31, 2014 Other acquisitions Supplier Relationships USD ($)	Dec. 31, 2014 Other acquisitions Supplier Relationships CNY	Dec. 31, 2014 Other acquisitions Licenses USD ($)	Dec. 31, 2014 Other acquisitions Licenses CNY	Sep. 30, 2014 Beijing Yichengtaihe Investment Co., Ltd USD ($)	Sep. 30, 2014 Beijing Yichengtaihe Investment Co., Ltd CNY	Sep. 30, 2014 Beijing Yichengtaihe Investment Co., Ltd USD ($)	Sep. 30, 2014 Beijing Yichengtaihe Investment Co., Ltd CNY	Sep. 30, 2014 Beijing Yichengtaihe Investment Co., Ltd Property USD ($)	Sep. 30, 2014 Beijing Yichengtaihe Investment Co., Ltd Property CNY	Sep. 30, 2014 Beijing Yichengtaihe Investment Co., Ltd Equipment USD ($)	Sep. 30, 2014 Beijing Yichengtaihe Investment Co., Ltd Equipment CNY	Sep. 30, 2014 Beijing Yichengtaihe Investment Co., Ltd Land Use Rights [Member] USD ($)	Sep. 30, 2014 Beijing Yichengtaihe Investment Co., Ltd Land Use Rights [Member] CNY
Business Acquisition [Line Items]
Current assets									$ 16,236	100,741																			$ 12,552	77,886													$ 2,171	13,472
Cash and cash equivalent																																																							177	1,098
Other non-current assets									2,457	15,243																			106	655													42	262
Property and equipment, net									109,915	681,979																			6,448	40,006													2,565	15,912													25,944	160,974	4,136	25,661
Business combination, intangible assets											73,507	456,079	17,849	110,748	14,001	86,873	4,298	26,670	3,780	23,453	1,732	10,744	1,583	9,819	1,957	12,143					33,486	207,767	18,739	116,266	4,847	30,073	608	3,772	58	360	5,522	34,259			1,512	9,381	48	300	2,340	14,516	144	896									8,782	54,489
Total assets acquired									247,315	1,534,492																			82,366	511,044													8,822	54,739
Accounts and notes payable									(5,012)	(31,097)																			(6,333)	(39,293)													(930)	(5,768)
Deferred revenue-current									(62,857)	(390,000)
Other current liabilities									(30,673)	(190,317)																			(6,859)	(42,555)													(1,631)	(10,124)											(162)	(1,008)
Deferred revenue-non-current																																											(121)	(750)
Deferred tax liabilities									(20,043)	(124,356)																			(13,161)	(81,657)													(755)	(4,683)											(6,828)	(42,368)
Other non-current liabilities									(220)	(1,367)																			(543)	(3,372)
Total liabilities assumed									(118,805)	(737,137)																			(26,896)	(166,877)													(3,437)	(21,325)
Net assets acquired									128,510	797,355																			55,470	344,167													5,386	33,414
Purchase consideration							120,712	748,971																			153,687	953,567															10,352	64,232									32,049	198,846
Fair value of noncontrolling interests									120,562	748,040																																	902	5,597
Goodwill	$ 283,011	1,755,970	$ 66,161	410,500	296,688	217,436			$ 112,764	699,656																			$ 98,217	609,400													$ 5,869	36,415